SUBSEQUENT EVENTS (Details)	Nov. 08, 2023 item	Nov. 06, 2023 USD ($) item $ / shares shares	Aug. 01, 2023	Oct. 20, 2022 item	Sep. 30, 2023 $ / shares	Aug. 17, 2023 USD ($)	Dec. 31, 2022 $ / shares	Nov. 26, 2022 USD ($)	Dec. 31, 2021 $ / shares
SUBSEQUENT EVENTS
Number of extensions to consummate a business combination | item				3
Extension period to consummate a business combination			3 months	3 months
Aggregate extension period to consummate a business combination				9 months
Common stock subject to possible redemption
SUBSEQUENT EVENTS
Redemption price per share | $ / shares					$ 11.37		$ 10.65		$ 10.15
Promissory Note with Related Party
SUBSEQUENT EVENTS
Aggregate principal amount | $								$ 350,000
Promissory note | SCS Capital Partners LLC | Promissory Note with Related Party
SUBSEQUENT EVENTS
Aggregate principal amount | $						$ 565,000
Interest rate (in percent)						0.00%
Subsequent Event
SUBSEQUENT EVENTS
Number of extensions to consummate a business combination | item		4
Extension period to consummate a business combination	3 months	3 months
Aggregate extension period to consummate a business combination	12 months	12 months
Term by which the period to consummate initial business combination extended		3 months
Subsequent Event | Common stock subject to possible redemption
SUBSEQUENT EVENTS
Number of shares redeemed | shares		579,157
Value of shares redeemed | $		$ 6,800,000
Redemption price per share | $ / shares		$ 11.73
Subsequent Event | Maximum
SUBSEQUENT EVENTS
Number of extensions to consummate a business combination | item	4	4